INSURANCE - Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Insurance
Total	$ 195,268	$ 205,468
Producers current account	23,134	59,281
Commission for premium receivable	225,611	218,163
Total	248,745	277,444
Premiums and surcharges	342,603	334,659
Premiums insufficiency	5,405	7
Total	348,008	334,666
Property insurance
Insurance
Direct administrative insurance	37,872	27,408
Direct insurance in judgments	2,639
Direct insurance in mediation	25	38
Claims settled to pay	140	442
Claims occurred and not reported - IBNR	7,180	14,783
Life insurance
Insurance
Direct administrative insurance	82,638	97,366
Direct insurance in judgments	1,449	2,140
Direct insurance in mediation	407	1,337
Claims settled to pay	16,631	28,926
Claims occurred and not reported - IBNR	$ 46,287	$ 33,028